Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes, unrealized holding gains arising during the period	$ 1,758	$ 4,872	$ 2,227
Taxes, reclassification adjustment for net realized gains (losses) on securities recorded in income	(220)	(117)	(941)
Taxes, reclassification for OTTI credit losses recorded in income	227	110	327
Taxes, noncredit related OTTI losses on securities not expected to be sold	$ 0	$ 0	$ 1,340